Document and Entity Information	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	iSign Solutions Inc.	iSign Solutions Inc.
Entity Central Index Key	0000727634	0000727634
Document Type	S-1	S-1
Document Period End Date	Sep. 30, 2015	Dec. 31, 2014
Amendment Flag	true	true
Amendment Description		All common stock share and per share information and all exercise prices with respect to options and warrants reflect, on a retroactive basis, a 1-for-1,250 reverse stock split of common stock, which became effective on January 22, 2016.
Document Fiscal Year Focus	2015	2014
Document Fiscal Period Focus	Q3	FY
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company